New York Life Insurance Company 51 Madison Avenue New York, NY 10010 732-589-6335 E-Mail: mary_najem@newyorklife.com www.newyorklife.com Mary Najem Assistant General Counsel

VIA EDGAR

March 22, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation (“NYLIAC”)

Variable Universal Life Separate Account – I

Initial Registration Statement on Form N–6 under the Securities Act and Amendment No. 175 under the Investment Company Act (File Nos. 811-07798; CIK #0000906982)

Commissioners:

On behalf of NYLIAC Variable Universal Life Separate Account – I (the “Registrant”), a separate account established by NYLIAC, we hereby file electronically the above-captioned initial registration statement (the “Registration Statement”) under the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940 (“1940 Act”).

To facilitate the Commission staff’s review of the Registration Statement, we submit the information below.

A.	REGISTRATION STATEMENT

Registrant is filing the Registration Statement for the purpose of registering securities in connection with a new variable universal life policy, Market Wealth Plus (the “New Policy”), to be issued by NYLIAC.

The New Policy is identical in all material respects to the New York Life Variable Universal Life Accumulator II policy (the “Existing Policy”) described in the currently effective prospectus and statement of additional information included in Registrant’s registration statement (File No. 333-222196), except as discussed below.

As soon as practicable prior to the effective date of the Registration Statement, Registrant will amend the Registration Statement to include:

•	year-end audited financial statements of NYLIAC and the Registrant;
•	any exhibits required by Form N-6 that have not yet been filed;
•	any disclosure changes made in response to staff comments; and
•

any other updating changes to reflect updates/changes that will go into effect as of May 1, 2022 for all variable universal life products, such as updates/changes to the available Investment Divisions, Distribution and Compensation arrangements, and service procedures.

B.	REQUEST FOR SELECTIVE REVIEW

We respectfully request selective review of the Registration Statement pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“Release”). The staff has encouraged registrants to request selective review of their filings pursuant to the Release. See, e.g., SEC Staff Letter to Registrants, dated November 7, 1996, at 6, par. D.1.

The Release states that the Staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing.” The Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.” In view of Registrant’s timetable, discussed in Section C below, we would appreciate receiving a prompt communication from the Staff regarding the review it will accord the filing.

(a)	Similarities to Existing Policy

In support of our request, we note that the New Policy is substantially similar in all material respects to the Existing Policy, except as noted below. Accordingly, we respectfully submit that, to the extent the staff has already reviewed the Existing Policy, it is familiar with the features of the New Policy.

(b)	Primary Differences with Existing Policy

Pursuant to the Release, we note the following primary differences between the New Policy and the Existing Policy:

1.    Availability of an Alternative Cash Surrender Value (“ACSV”)

The New Policy offers an ACSV that is available on full surrenders of the policy during the first ten policy years. During this period, the ACSV will always be greater than the Cash Surrender Value.

2.    How the Policy is Available

The New Policy is only available as a Non-Qualified Policy and the Cash Value Accumulation Test is the only Life Insurance Qualification Test available under the policy. The New Policy is also offered with accelerated underwriting while the Existing Policy requires full medical underwriting. Finally, the New Policy can be issued on insureds between the age of 0-60 at the time of issuance, whereas the Existing Policy is issued on insureds between the age of 0-80.

3.    Simplification of Policy and Rider Terms

The New Policy offers one Life Insurance Benefit (Face Amount) as opposed to three under the Existing Policy. Further, while Face Amount Decreases are available on both the New and Existing Policy, Face Amount increases will not be available on the New Policy. The riders available under the policy have also been simplified. The New Policy will only include the following four (4) riders: Living Benefits Rider (also known as the Accelerated Death Benefits Rider), Spouse’s Paid-Up Insurance Purchase Option Rider, Insurance Exchange Rider and Overloan Protection Rider, while the Existing Policy includes (seven) 7 riders in addition to these four.

4.    Changes to Guarantee Period and Surrender Charge Period

The Guarantee Period and Surrender Charge Period—the period of time over which the No Lapse Guarantee is available or the surrender charges apply, respectively— vary according to the age of the Insured at the time the policy is issued under the Existing Policy. Due to the limits on the issue age for the New Policy, the Guarantee Period and the Surrender Charge Period are the same for all policyowners—10 years.

5.    Changes to the Non-Guaranteed Persistency Credit

While both the Existing Policy and the New Policy offer a Non-Guaranteed Persistency Credit, the Persistency Credit Start Date, applicable crediting percentages, and the calculation of the persistency credit have been modified in the New Policy. For example, under the New Policy the Persistency Credit Start Date varies by Issue Age and the persistency credit is dependent on the insured Attained Age and the policy’s Available Cash Value.

C.	TIMETABLE FOR EFFECTIVENESS

NYLIAC would like to begin marketing the New Policy on or about September 10, 2022 (the “Launch Date”). Accordingly, we would appreciate the Commission staff’s efforts in processing the Registration Statement so that it may be declared effective on or before August 10, 2022, to provide enough time to print the prospectuses in advance of the Launch Date.

At the appropriate time, Registrant and its principal underwriter, NYLIFE Distributors LLC will orally request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act. Registrant and NYLIFE Distributors LLC have authorized its counsel to state on their behalf that they are aware of their obligations under the Securities Act.

I look forward to receiving your comments at your earliest convenience. If you have any questions regarding this submission, please contact the undersigned at 732-589-6335.

Very truly yours,

/s/ Mary Najem
Mary Najem
Assistant General Counsel